Fresh Start Accounting - Reorganization Adjustments to Common Stock and Additional Paid in Capital (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Ordinary Shares			$ 1	$ 2,511
Additional paid-in capital			1,393,255	814,796
Total shareholders' equity (deficit)	$ 1,018,768	$ 1,018,768	1,500,627	(311,388)	$ 3,658,972	$ 4,654,574
Common Stock
Reorganization, Chapter 11 [Line Items]
Issuance of common stock (in shares)		50,000,000
Total shareholders' equity (deficit)	1	$ 1	1	2,511	2,492	2,468
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Ordinary Shares	1	1	26,125	26,125
Additional paid-in capital	1,018,767	1,018,767	1,393,410	766,714
Total shareholders' equity (deficit)	$ 1,016,150	1,016,150	1,495,418	(213,392)	3,757,980	4,653,468
Noble Finance Company [Member] | Common Stock
Reorganization, Chapter 11 [Line Items]
Issuance of common stock (in shares)	50,000,000
Total shareholders' equity (deficit)	$ 26,125	26,125	$ 26,125	$ 26,125	$ 26,125	$ 26,125
Noble Finance Company [Member] | Ordinary Shares
Reorganization, Chapter 11 [Line Items]
Additional paid-in capital	875,931	875,931
Noble Finance Company [Member] | Warrant
Reorganization, Chapter 11 [Line Items]
Additional paid-in capital	$ 142,836	$ 142,836